Income Taxes (Details) - Schedule of state income tax provision (benefit) - VIECO USA, Inc. [Member] - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2008
Current
Federal					$ 84,681
State			$ 5	5
Foreign
Total current tax expense			5	5
Deferred
Federal
State
Foreign
Total deferred tax expense
Total tax expense		$ 5	$ 5	$ 5